Movement of Financial Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,040	$ 1,830
Change in fair value of the Put Option	210	210
Ending Balance	$ 2,250	$ 2,040